Related-Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
Related-Party Transactions
9. Related-Party Transactions
Asset Management Fee
Under the amended and restated advisory agreement entered May 7, 2021, CROP pays our advisor a monthly management fee equal to 0.0625% of GAV (gross asset value of CROP, calculated pursuant to our valuation guidelines and reflective of the ownership interest held by CROP in such gross assets), subject to a cap of 0.125% of net asset value of CROP. Prior to May 7, 2021, we paid our advisor an annual asset management fee in an amount equal to 1.25% per annum (paid monthly) of the gross book value of our assets as of the last day of the prior month.
Asset management fees to our advisor for the three months ended March 31, 2022 and 2021 were approximately $3.8 million and $0.9 million, respectively.
Performance Participation Allocation
CC Advisors—SLP, LLC, an affiliate of our advisor and the Special Limited Partner at CROP, holds a performance participation interest in CROP that entitles it to receive an allocation of CROP’s total return to its capital account as long as the advisory agreement has not been terminated. Total return is defined as all distributions accrued or paid (without duplication) on the Participating Partnership units (all units in our Operating Partnership with the exception of preferred units) plus the change in the aggregate net asset value of such Participating Partnership units. Under the Operating Partnership agreement, the annual total return will be allocated solely to the Special Limited Partner only after the other unit holders have received a total return of 5% (after recouping any loss carryforward amount) and such allocation will continue until the allocation between the Special Limited Partner and all other unit holders is equal to 12.5% and 87.5%, respectively. Thereafter, the Special Limited Partner will receive an allocation of 12.5% of the annual total return. The allocation of the performance participation interest is ultimately determined at the end of each calendar year, accrues monthly and will be paid in cash or Class I units at the election of the Special Limited Partner after the completion of each calendar year.
On January 31, 2022, the performance participation allocation incurred during the period from the CRII Merger closing on May 7, 2021 to December 31, 2021 of $51.8 million was paid in cash. During the three months ended March 31, 2022, we recognized $19.9 million of performance participation expense as a result of the increase in the value of our net assets and dividends paid to stockholders. CROP’s Operating Partnership agreement was amended with the CRII Merger in May 2021 to provide for the performance participation allocation. Therefore, no performance participation allocation was recognized prior to the CRII Merger.

10. Related-Party Transactions
Advisory Agreement
CCA III manages our business as our external advisor and, as of the CRII Merger described above, was initially the Special Limited Partner owning a special partner interest in CROP. Effective November 12, 2021, CCA III assigned its special limited partner interest to its affiliate, CC Advisors — SLP, LLC. Following the CRII Merger, we became the property manager for our stabilized multifamily apartment communities and employ certain personnel who manage our operations directly. These activities are all subject to oversight by our board of directors. Per the terms of our advisory agreement, our advisor is entitled to receive the fees for the services which are mentioned below.
Asset Management Fee
Under the amended and restated advisory agreement entered May 7, 2021, CROP pays our advisor a monthly management fee equal to 0.0625% of GAV (gross asset value of CROP, calculated pursuant to our valuation guidelines and reflective of the ownership interest held by CROP in such gross assets), subject to a cap of 0.125% of net asset value of CROP. Prior to May 7, 2021, we paid our advisor an annual asset management fee in an amount equal to 1.25% per annum (paid monthly) of the gross book value of our assets as of the last day of the prior month.
Asset management fees to our advisor for the years ended December 31, 2021 and 2020 were $8.1 million and $2.8 million, respectively.
Acquisition Expense Reimbursement
We will reimburse our advisor for
out-of-pocket
expenses in connection with the selection, evaluation, structuring, acquisition, financing and development of investments, whether or not such investments are acquired, and make payments to third parties or possibly certain of our advisor’s affiliates in connection with providing services to us.
Performance Participation Allocation
The Special Limited Partner, so long as the advisory agreement has not been terminated, holds a performance participation interest in CROP that entitles it to receive an allocation of CROP’s total return to its capital account. Total return is defined as all distributions accrued or paid (without duplication) on Participating Partnership units (all units in CROP with the exception of preferred units) plus the change in the aggregate net asset value of such Participating Partnership units. The annual total return will be allocated solely to the Special Limited Partner only after the other unit holders have received a total return of 5% (after recouping any loss carryforward amount) and such allocation will continue until the allocation between the Special Limited Partner and all other unit holders is equal to 12.5% and 87.5%, respectively. Thereafter, the Special Limited Partner will receive an allocation of 12.5% of the annual total return. The allocation of the performance participation interest is ultimately determined at the end of each calendar year, accrues monthly and will be paid in cash or Class I units at the election of the Special Limited Partner after the completion of each calendar year.
During the period from the CRII Merger closing on May 7, 2021 to December 31, 2021, we recognized $51.8 million of performance participation expense as a result of the increase in the value of our net assets and dividends paid to stockholders. The full amount was paid in cash subsequent to year end. No performance participation allocation was recognized prior to the CRII Merger as it was not a part of our operating partnership agreement.

Reimbursable Operating Expenses
Our advisor must reimburse us the amount by which our aggregate total operating expenses for the four fiscal quarters then ended exceed the greater of 2% of our average invested assets or 25% of our net income, unless the conflicts committee has determined that such excess expenses were justified based on unusual and non-recurring factors. Our
conflicts committee determined that no reimbursement was required as of December 31, 2021.
Other
As a result of the CRII Merger, employees who had previously provided services to us and for which we reimbursed related expenses to our advisor are now our employees. As such, we had no reimbursable company operating expenses from the May 7, 2021 CRII Merger date onward. Reimbursable company operating expenses to our advisor or its affiliates for the years ended December 31, 2021 and 2020 were $0.3 million and $1.0 million, respectively.
Independent Director Compensation
Annually, each independent director is paid a cash retainer of $50,000 for their service (prorated in 2021) and a grant of time-based LTIP Units with a value of $85,000 at the time of grant. The LTIP Units have a one-year
vesting schedule. Independent board members serving as chairperson of each of the audit, compensation and conflicts committees receive an additional annual cash retainer of $15,000, $10,000 and $10,000, respectively.